Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 13—REVENUE FROM CONTRACTS WITH CUSTOMERS

Revenue from contracts with customers by reportable segment for the years ended December 31, 2020 and 2019 is as follows:

					Principal
					Investments -
	Capital	Wealth	Auction and	Financial	United Online and
	Markets	Management	Liquidation	Consulting	magicJack	Brands	Total
Revenues for the year ended December 31, 2020:
Corporate finance, consulting and investment banking fees	$255,023	$—	$—	$54,051	$—	$—	$309,074
Wealth and asset management fees	7,391	71,204	—	—	—	—	78,595
Commissions, fees and reimbursed expenses	48,416	—	50,035	36,855	—	—	135,306
Subscription services	—	—	—	—	72,666	—	72,666
Service contract revenues	—	—	13,066	—	—	—	13,066
Advertising, licensing and other (1)	—	—	25,663	—	14,472	16,458	56,593
Total revenues from contracts with customers	310,830	71,204	88,764	90,906	87,138	16,458	665,300

Interest income - Loans and securities lending	102,499	—	—	—	—	—	102,499
Trading gains on investments	125,247	804	—	—	—	—	126,051
Fair value adjustment on loans	(22,033)	—	—	—	—	—	(22,033)
Other	29,047	1,141	—	716	—	—	30,904
Total revenues	$545,590	$73,149	$88,764	$91,622	$87,138	$16,458	$902,721

(1) Includes sale of goods of $25,663 in Auction Liquidation and $3,472 in Principal Investments - United Online and magicJack.

Revenues for the year ended December 31, 2019:
Corporate finance, consulting and investment banking fees	$129,477	$2	$—	$37,471	$—	$—	$166,950
Wealth and asset management fees	18,421	64,357	—	—	—	—	82,778
Commissions, fees and reimbursed expenses	42,503	—	49,849	38,821	—	—	131,173
Subscription services	—	—	—	—	82,088	—	82,088
Service contract revenues	—	—	(31,553)	—	—	—	(31,553)
Advertising, licensing and other (1)	—	—	4,220	—	18,774	4,055	27,049
Total revenues from contracts with customers	190,401	64,359	22,516	76,292	100,862	4,055	458,485

Interest income - Loans and securities lending	77,221	—	—	—	—	—	77,221
Trading gains on investments	92,379	1,826	—	—	—	—	94,205
Fair value adjustment on loans	12,258	—	—	—	—	—	12,258
Other	9,229	714	—	—	—	—	9,943
Total revenues	$381,488	$66,899	$22,516	$76,292	$100,862	$4,055	$652,112

(1) Includes sale of goods of $4,220 in Auction Liquidation and $3,715 in Principal Investments - United Online and magicJack.

Revenues for the year ended December 31, 2018:
Corporate finance, consulting and investment banking fees	$105,259	$—	$—	$12,719	$—	$—	$117,978
Wealth and asset management fees	7,841	66,669	—	—	—	—	74,510
Commissions, fees and reimbursed expenses	44,235		36,250	38,705	—	—	119,190
Subscription services	—	—	—	—	42,887	—	42,887
Service contract revenues	—		18,673	—	—	—	18,673
Advertising, licensing and other (1)	—		63	—	11,347	—	11,410
Total revenues from contracts with customers	157,335	66,669	54,986	51,424	54,234	—	384,648

Interest income - Loans and securities lending	38,266	11	—	—	—	—	38,277
Trading losses on investments	(9,625)	1,621	—	—	—	—	(8,004)
Other	6,867	1,203	—	—	—	—	8,070
Total revenues	$192,843	$69,504	$54,986	$51,424	$54,234	$—	$422,991

(1) Includes sale of goods of $63 in Auction Liquidation and $575 in Principal Investments - United Online and magicJack.

Revenues are recognized when control of the promised goods or performance obligations for services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for the goods or services. A performance obligation may be satisfied over time or at a point in time. Revenue from a performance obligation satisfied over time is recognized by measuring the Company’s progress in satisfying the performance obligation in a manner that depicts the transfer of the goods or services to the customer. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time that we determine the customer obtains control over the promised good or service. The amount of revenue recognized reflects the consideration we expect to be entitled to in exchange for those promised goods or services (i.e., the “transaction price”). In determining the transaction price, the Company considers multiple factors, including the effects of variable consideration. Variable consideration is included in the transaction price only to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainties with respect to the amount are resolved. In determining when to include variable consideration in the transaction price, the Company considers the range of possible outcomes, the predictive value of the Company’s past experiences, the time period of when uncertainties expect to be resolved and the amount of consideration that is susceptible to factors outside of our influence, such as market volatility or the judgment and actions of third parties. Revenues by geographic region by segment is included in Note 22 – Business Segments.

The following provides detailed information on the recognition of the Company’s revenues from contracts with customers:

Corporate finance, consulting and investment banking fees. Fees earned from corporate finance and investment banking services are derived from debt, equity and convertible securities offerings in which the Company acted as an underwriter or placement agent. Fees from underwriting activities are recognized as revenues when the performance obligation for the services related to the underwriting transaction is satisfied under the terms of the engagement and is not subject to any other contingencies. Fees are also earned from financial advisory and consulting services rendered in connection with client mergers, acquisitions, restructurings, recapitalizations and other strategic transactions. The performance obligation for financial advisory services is satisfied over time as work progresses on the engagement and services are delivered to the client. Fees earned from bankruptcy, financial advisory, forensic accounting and real estate consulting services are rendered to clients over time as work progresses on the engagement and services are delivered to the client. Fees may also include success and performance based fees which are recognized as revenue when the performance obligation is no longer constrained and it is not probable that the revenue recognized would be subject to significant reversal in a future period. The performance obligation for financial advisory services may also include success and performance based fees which are recognized as revenue when the performance obligation is no longer constrained and it is not probable that the revenue recognized would be subject to significant reversal in a future period. Generally, it is probable that the revenue recognized is no longer subject to significant reversal upon the closing of the investment banking transaction.

Wealth and asset management fees. Fees from wealth and asset management services consist primarily of investment management fees that are recognized over the period the performance obligation for the services are provided. Investment management fees are primarily comprised of fees for investment management services and are generally based on the dollar amount of the assets being managed.

Commissions, fees and reimbursed expenses. Commissions and other fees from clients for trading activities are earned from equity securities transactions executed as agent or principal are recorded at a point in time on a trade date basis. Commission, fees and reimbursed expenses earned on the sale of goods at Auction and Liquidation sales are recognized when evidence of a contract or arrangement exists, the transaction price has been determined, and the performance obligation has been satisfied when control of the product and risks of ownership has been transferred to the buyer. Revenues from fees and reimbursed expenses for valuation services to clients are recognized when the performance obligation is completed and is generally at the point in time upon delivery of the report to the customer.

Subscription services. Subscription service revenues derived from fees charged to UOL pay accounts and are recognized in the period in which the transaction price has been determinable and the related performance obligations for services are provided to the customer. The Company’s pay accounts generally pay in advance for their services by credit card, PayPal, automated clearinghouse or check, and revenues are then recognized ratably over the service period. Subscription service revenues from magicJack include (a) revenues for initial access rights, which are recognized ratably over the service term, (b) revenues from access rights renewal, which are recognized ratably over the extended access right period; (c) revenues from access and wholesale charges, which are recognized as calls are terminated to the network; (d) revenues from UCaaS services, which are recognized in the period the services are provided over the term of the customer agreements; and (e) prepaid international long distance minutes, which are recognized as the minutes are used or expired.

Service contract revenues. Service contract revenues are primarily earned from Auction and Liquidation services contracts where the Company guarantees a minimum recovery value for goods being sold at auction or liquidation are recognized over time when the performance obligation is satisfied. The Company generally uses the cost-to-cost measure of progress for its contracts because it best depicts the transfer of services to the customer which occurs as the Company incurs costs on its contracts. Under the cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred. Costs to fulfill the contract include labor and other direct costs incurred by the Company related to the contract. Due to the nature of the guarantees and performance obligations under these contracts, the estimation of revenue that is ultimately earned is complex and subject to many variables and requires significant judgment. It is common for these contracts to contain provisions that can either increase or decrease the transaction price upon completion of our performance obligations under the contract. Estimated amounts are included in the transaction price at the most likely amount it is probable that a significant reversal of revenue will not occur. The Company’s estimates of variable consideration and determination of whether or not to include estimated amounts in the transaction price are based on an assessment of its anticipated performance under the contract taking into consideration all historical, current and forecasted information that is reasonably available to the Company.

If the Company determines that the variable consideration used in the initial determination of the transaction price for the contract is such that the total recoveries from the auction or liquidation will not exceed the guaranteed recovery values or advances made in accordance with the contract, the transaction price will be reduced and a loss or negative revenue could result from the performance obligation. A provision for the entire loss as negative revenue on the performance obligation is recognized in the period the loss is determined. Negative revenue from one retail liquidation engagement contributed to the Company reporting negative service contract revenues of $31,553 in the Auction and Liquidation segment during the year ended December 31,2019.

Advertising, licensing and other. Advertising and other revenues consist primarily of amounts from UOL’s Internet search partner that are generated as a result of users utilizing the partner’s Internet search services and amounts generated from display advertisements, the portion of revenues from the sale of magicJack devices that is allocated to hardware, as well as revenues from magicJack ancillary products and mobile broadband service devices to customers, and amounts from the sale of goods acquired in Auction and Liquidation asset purchase agreements. Advertising revenues are recognized in the period in which the advertisement is displayed or, for performance-based arrangements, when the related performance criteria are met. In determining whether an arrangement exists, the Company ensures that a written contract is in place, such as a standard insertion order or a customer-specific agreement. The Company assesses whether performance criteria have been met and whether the transaction price is determinable based on a reconciliation of the performance criteria and the payment terms associated with the transaction. The reconciliation of the performance criteria generally includes a comparison of customer-provided performance data to the contractual performance obligation and to internal or third-party performance data in circumstances where that data is available. Revenues from the hardware portion of the sale of magicJack devices are recognized upon delivery (when control transfers to the customer). Revenues from the sale of other magicJack related products are recognized at the time of sale. Sale of product revenues also include the related shipping and handling and installment fees, if applicable. Revenues from the sale of goods acquired in Auction and Liquidation asset purchase agreements are recognized when control of the product and risks of ownership has been transferred to the buyer.

Licensing revenue results from various license agreements that provide revenue based on guaranteed minimum royalty amounts and advertising/marketing fees with additional royalty revenue based on a percentage of defined sales. Guaranteed minimum royalty amounts are recognized as revenue on a straight-line basis over the full contract term. Royalty payments exceeding the guaranteed minimum amounts in a specific contract year are recognized only subsequent to when the guaranteed minimum amount has been achieved.  Other licensing fees are recognized at a point in time once the performance obligations have been satisfied.

Payments received as consideration for the grant of a license are recorded as deferred revenue at the time payment is received and recognized ratably as revenue over the term of the license agreement. Advanced royalty payments are recorded as deferred revenue at the time payment is received and recognized as revenue when earned. Revenue is not recognized unless collectability is probable.

Information on Remaining Performance Obligations and Revenue Recognized from Past Performance

The Company does not disclose information about remaining performance obligations pertaining to contracts that have an original expected duration of one year or less. The transaction price allocated to remaining unsatisfied or partially unsatisfied performance obligation(s) with an original expected duration exceeding one year was not material at December 31, 2020. Corporate finance and investment banking fees and retail liquidation engagement fees that are contingent upon completion of a specific milestone and fees associated with certain distribution services are also excluded as the fees are considered variable and not included in the transaction price at December 31, 2020.

Contract Balances

The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. The Company records a receivable when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenue until the performance obligation(s) are satisfied. Receivables related to revenues from contracts with customers totaled $46,518 and $46,624 at December 31, 2020 and 2019, respectively. The Company had no significant impairments related to these receivables during the years ended December 31, 2020 and 2019. The Company also has $5,712 and $3,710 of unbilled receivables at December 31, 2020 and 2019, respectively, and advances against customer contracts of $200 and $27,347 at December 31, 2020 and 2019, respectively. The Company’s deferred revenue primarily relates to retainer and milestone fees received from corporate finance and investment banking advisory engagements, asset management agreements, financial consulting engagements, subscription services where the performance obligation has not yet been satisfied and license agreements with guaranteed minimum royalty payments and advertising/marketing fees with additional royalty revenue based on a percentage of defined sales. Deferred revenue at December 31, 2020 and 2019 was $68,651 and $67,121, respectively. The Company expects to recognize the deferred revenue of $68,651 at December 31, 2020 as service and fee revenues when the performance obligation is met during the years December 31, 2021, 2022, 2023, 2024 and 2025 in the amount of $40,059, $11,638, $6,595, $4,330, and $2,703, respectively. The Company expects to recognize the deferred revenue of $3,326 after December 31, 2025.

During the years ended December 31, 2020 and 2019, the Company recognized revenue of $38,330 and $39,885 that was recorded as deferred revenue at the beginning of the respective year.

Contract Costs

Contract costs include: (1) costs to fulfill contracts associated with corporate finance and investment banking engagements are capitalized where the revenue is recognized at a point in time and the costs are determined to be recoverable; (2) costs to fulfill Auction and Liquidation services contracts where the Company guarantees a minimum recovery value for goods being sold at auction or liquidation where the revenue is recognized over time when the performance obligation is satisfied; and (3) commissions paid to obtain magicJack contracts which are recognized ratably over the contract term and third party support costs for magicJack and related equipment purchased by customers which are recognized ratably over the service period.

The capitalized costs to fulfill a contract were $279 and $450 at December 31, 2020 and 2019, respectively, and are recorded in prepaid expenses and other assets in the consolidated balance sheets. For the years ended December 31, 2020, 2019 and 2018, the Company recognized expenses of $405, $2,755 and $1,428 related to capitalized costs to fulfill a contract, respectively. There were no significant impairment charges recognized in relation to these capitalized costs during years ended December 31, 2020, 2019 and 2018.